UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 94.22%	Shares	Value
iShares® 7-10 Year Treasury Bond ETF	151,980	$16,986,805
iShares® Core S&P Small-Cap ETF	412,520	51,036,974
iShares® MSCI Indonesia ETF	525,020	13,398,510
iShares® Russell 2000® ETF	414,960	51,131,371
PIMCO Enhanced Short Maturity Active ETF	168,190	17,062,876
PowerShares® Financial Preferred Portfolio	881,540	17,101,876
PowerShares® QQQ Trust, Series 1	146,587	17,068,590
SPDR® S&P 500® ETF Trust	312,150	67,873,896
Vanguard® Growth ETF	453,541	50,787,521
Vanguard® REIT ETF	183,950	16,366,032

TOTAL EXCHANGE-TRADED FUNDS
(Cost $291,926,604)		318,814,451

MONEY MARKET FUNDS - 2.07%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield	7,012,349	$7,012,349

TOTAL MONEY MARKET FUNDS
(Cost $7,012,349)		7,012,349

Total Investments, at Value - 96.29%
(Cost $298,938,953)		325,826,800

Other Assets in Excess of Liabilities - 3.71%		12,566,939

Net Assets - 100.00%		$338,393,739

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.10%	Shares	Value
Fidelity® NASDAQ Composite Index® Tracking Stock ETF	9,880	$2,032,019
Guggenheim S&P 500® Equal Weight ETF	70,430	5,902,738
iShares® Russell 2000® ETF	83,000	10,227,260
PowerShares® QQQ Trust, Series 1	48,600	5,658,984
SPDR® S&P 500® ETF Trust	46,590	10,130,530
Vanguard® Total Stock Market ETF	52,670	5,883,239

TOTAL EXCHANGE-TRADED FUNDS
(Cost $37,887,900)		39,834,770

MONEY MARKET FUNDS - 1.03%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield	414,733	$414,733

TOTAL MONEY MARKET FUNDS
(Cost $414,733)		414,733

Total Investments, at Value - 100.13%
(Cost $38,302,633)		40,249,503

Liabilities in Excess of Other Assets - (0.13)%		(50,316)

Net Assets - 100.00%		$40,199,187

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2016 (Unaudited)

COMMON STOCKS - 45.48%	Shares	Value
Consumer Discretionary - 4.28%
Distributors - 1.17%
Genuine Parts Co.(a)	9,429	$969,490

Hotels, Restaurants & Leisure - 1.02%
McDonald's Corp.(a)	7,359	851,142

Leisure Products - 0.91%
Polaris Industries, Inc.(a)	8,726	756,020

Media - 1.18%
Time Warner, Inc.(a)	12,510	980,909

Consumer Staples - 7.76%
Food & Staples Retailing - 1.16%
Sysco Corp.(a)	18,601	964,648

Food Products - 2.28%
General Mills, Inc.(a)	13,898	984,257
Kellogg Co.(a)	11,039	907,516
		1,891,773

Household Products - 1.07%
Procter & Gamble Co.(a)	10,112	882,879

Multiline Retail - 1.10%
Wal-Mart Stores, Inc.(a)	12,821	915,932

Tobacco - 2.15%
Archer-Daniels-Midland Co.(a)	21,480	939,965
Reynolds American, Inc.(a)	17,115	848,390
		1,788,355

Energy - 2.20%
Oil, Gas & Consumable Fuels - 2.20%
Chevron Corp.(a)	8,961	901,297
Schlumberger Ltd.	11,687	923,273
		1,824,570

Financials - 5.87%
Banks - 4.71%
BB&T Corp.(a)	25,433	979,170
Fifth Third Bancorp(a)	49,642	1,000,783
US Bancorp(a)	22,087	975,141
Wells Fargo & Co.(a)	18,857	957,936
		3,913,030

Insurance - 1.16%
Aflac, Inc.(a)	13,041	967,381

Health Care - 4.72%
Health Care Equipment & Supplies - 1.17%
Abbott Laboratories(a)	23,139	972,301

COMMON STOCKS - 45.48% (continued)	Shares	Value
Health Care - 4.72% (continued)
Pharmaceuticals - 3.55%
Eli Lilly & Co.(a)	12,550	$975,763
Johnson & Johnson(a)	7,925	945,769
Merck & Co., Inc.(a)	16,355	1,026,930
		2,948,462

Industrials - 8.03%
Aerospace & Defense - 2.30%
Lockheed Martin Corp.(a)	3,870	940,294
United Technologies Corp.(a)	9,083	966,704
		1,906,998

Commercial Services & Supplies - 1.12%
Waste Management, Inc.(a)	14,611	934,227

Electrical Equipment - 1.11%
Emerson Electric Co.(a)	17,470	920,320

Machinery - 1.24%
Illinois Tool Works, Inc.(a)	8,683	1,031,974

Miscellaneous Manufacturing - 1.12%
General Electric Co.(a)	29,793	930,733

Trading Companies & Distributors - 1.14%
WW Grainger, Inc.(a)	4,107	947,321

Information Technology - 4.73%
Communications Equipment - 1.23%
Harris Corp.(a)	10,998	1,022,594

IT Services - 1.12%
Automatic Data Processing, Inc.(a)	10,331	927,827

Software - 1.24%
Microsoft Corp.(a)	17,938	1,030,718

Technology Hardware, Storage & Peripherals - 1.14%
International Business Machines Corp.(a)	5,989	951,532

Materials - 2.37%
Chemicals - 1.12%
Dow Chemical Co.(a)	17,287	927,275

Paper & Forest Products - 1.25%
International Paper Co.(a)	21,508	1,042,923

Telecommunication Services - 1.10%
Diversified Telecommunication Services - 1.10%
AT&T, Inc.(a)	22,251	909,621

Utilities - 4.42%
Electric Utilities - 2.17%
Eversource Energy(a)	16,216	875,177
Southern Co.(a)	18,135	930,870
		1,806,047

Energy - 1.11%
Dominion Resources, Inc.(a)	12,470	924,775

COMMON STOCKS - 45.48% (continued)	Shares	Value
Utilities - 4.42% (continued)
Gas Utilities - 1.14%
National Fuel Gas Co.(a)	16,574	$945,713

TOTAL COMMON STOCKS
(Cost $28,654,977)		37,787,490

EXCHANGE-TRADED FUNDS - 39.80%	Shares	Value
iShares® 10+ Year Credit Bond ETF	45,300	$2,905,542
iShares® 1-3 Year Credit Bond ETF(a)	58,061	6,147,499
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	30,190	3,740,239
iShares® Intermediate Credit Bond ETF(a)	33,109	3,690,991
iShares® MBS ETF(a)	67,021	7,367,619
VanEck Vectors™ Fallen Angel High Yield Bond ETF	130,000	3,734,900
Vanguard® Intermediate-Term Government Bond ETF(a)	82,365	5,483,038

TOTAL EXCHANGE-TRADED FUNDS
(Cost $32,212,386)		33,069,828

OPEN-END FUNDS - 4.58%	Shares	Value
AllianzGI Short Duration High Income Fund, Institutional Shares(a)	249,907	$3,806,084

TOTAL OPEN-END FUNDS
(Cost $3,856,065)		3,806,084

PURCHASED OPTION CONTRACTS - 7.56%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 3.36%
S&P 500® Index:
	09/02/2016	$2,275	50	$125
	09/09/2016	2,275	50	375
	09/16/2016	2,275	50	1,250
	09/23/2016	2,275	50	1,750
	09/30/2016	2,275	50	2,625
	10/07/2016	2,275	50	3,625
	12/16/2016	2,050	40	585,600
	06/16/2017	1,900	30	915,600
	12/15/2017	2,050	30	659,400
	12/21/2018	2,150	30	632,100
				2,802,450
Put Option Contracts - 4.20%
iPATH® S&P 500® VIX Short-Term Futures ETN:
	12/16/2016	12	1,500	555,000
	03/17/2017	9	2,400	463,200
	03/17/2017	30	750	309,375
S&P 500® Index:
	09/09/2016	2,050	25	1,875
	09/16/2016	2,075	50	14,625
	09/23/2016	2,075	50	30,500
	09/30/2016	2,075	50	42,000
	10/07/2016	2,075	50	54,250
	12/16/2016	1,750	100	70,500
	12/16/2016	1,900	100	153,000
	06/16/2017	1,875	100	519,000
	06/16/2017	1,900	100	560,500
SPDR® S&P 500® ETF Trust:
	06/16/2017	170	200	60,400
	06/16/2017	180	1,200	499,200
	12/15/2017	180	200	144,500
				3,477,925
TOTAL PURCHASED OPTION CONTRACTS
(Cost $9,394,760)				6,280,375

MONEY MARKET FUNDS - 5.08%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield(a)	4,224,598	$4,224,598

TOTAL MONEY MARKET FUNDS
(Cost $4,224,598)		4,224,598

Total Investments, at Value - 102.50%
(Cost $78,342,786)		85,168,375

Written Option Contracts - (3.03)%		(2,518,075)

Other Assets in Excess of Liabilities - 0.53%		440,414	(b)

Net Assets - 100.00%		$83,090,714

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $34,180,673, representing 41.14% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 3.03%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 1.46%
S&P 500® Index:
	09/09/2016	$2,160	25	$87,004	$52,375
	09/09/2016	2,175	30	81,648	33,900
	09/16/2016	2,180	50	131,921	61,750
	09/16/2016	2,190	30	56,808	23,250
	09/23/2016	2,180	50	146,971	93,500
	09/23/2016	2,185	30	71,862	48,000
	09/30/2016	2,180	50	152,484	108,500
	09/30/2016	2,185	30	82,458	56,550
	10/07/2016	2,180	50	166,351	122,000
	12/15/2017	2,250	60	442,417	616,500
				1,419,924	1,216,325
Put Option Contracts - 1.57%
S&P 500® Index:
	09/09/2016	2,160	25	71,430	24,750
	09/16/2016	2,180	50	152,901	111,000
	09/23/2016	2,180	50	161,120	141,750
	09/30/2016	2,180	50	148,760	159,500
	10/07/2016	2,180	50	150,420	178,000
	12/16/2016	1,550	100	706,646	23,750
	12/16/2016	1,800	100	886,846	91,000
	06/16/2017	1,675	100	539,196	274,500
	06/16/2017	1,700	100	481,896	297,500
				3,299,215	1,301,750

Total Written Option Contracts				$4,719,139	$2,518,075

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund
Schedule of Investments
August 31, 2016 (Unaudited)

COMMON STOCKS - 97.01%	Shares	Value
Consumer Discretionary - 7.67%
Distributors - 1.92%
Genuine Parts Co.(a)	18,844	$1,937,540

Hotels, Restaurants & Leisure - 1.91%
McDonald's Corp.(a)	16,733	1,935,339

Leisure Products - 1.93%
Mattel, Inc.(a)	59,089	1,957,618

Multiline Retail - 1.91%
Target Corp.(a)	27,530	1,932,331

Consumer Staples - 15.32%
Beverages - 3.83%
Coca-Cola Co.(a)	44,745	1,943,275
PepsiCo, Inc.(a)	18,164	1,939,007
		3,882,282

Food & Staples Retailing - 1.91%
Sysco Corp.(a)	37,374	1,938,216

Food Products - 5.74%
General Mills, Inc.(a)	27,335	1,935,865
JM Smucker Co.(a)	13,681	1,939,829
Kellogg Co.(a)	23,535	1,934,812
		5,810,506

Household Products - 1.92%
Procter & Gamble Co.(a)	22,210	1,939,155

Tobacco - 1.92%
Altria Group, Inc.(a)	29,368	1,940,931

Energy - 7.69%
Oil, Gas & Consumable Fuels - 7.69%
Chevron Corp.(a)	19,340	1,945,217
Exxon Mobil Corp.(a)	22,357	1,948,189
Occidental Petroleum Corp.(a)	25,288	1,943,383
Spectra Energy Corp.(a)	54,758	1,950,480
		7,787,269

Financials - 13.95%
Banks - 5.91%
BB&T Corp.(a)	52,027	2,003,039
JPMorgan Chase & Co.(a)	29,659	2,001,983
Wells Fargo & Co.(a)	39,019	1,982,165
		5,987,187

Diversified Financial Services - 4.13%
CME Group, Inc.(a)	18,944	2,052,583
Invesco Ltd.(a)	68,323	2,130,994
		4,183,577

Insurance - 1.92%
Aflac, Inc.(a)	26,174	1,941,587

COMMON STOCKS - 97.01% (continued)	Shares	Value
Financials - 13.95% (continued)
Real Estate Investment Trusts (REITs) - 1.99%
HCP, Inc.(a)	51,093	$2,009,488

Health Care - 7.72%
Health Care Equipment & Supplies - 1.91%
Abbott Laboratories(a)	46,095	1,936,912

Pharmaceuticals - 5.81%
Eli Lilly & Co.(a)	24,905	1,936,364
Johnson & Johnson(a)	16,235	1,937,485
Merck & Co., Inc.(a)	31,957	2,006,580
		5,880,429

Industrials - 13.53%
Aerospace & Defense - 3.83%
Lockheed Martin Corp.(a)	8,000	1,943,760
United Technologies Corp.(a)	18,169	1,933,727
		3,877,487

Commercial Services & Supplies - 1.92%
Waste Management, Inc.(a)	30,359	1,941,154

Electrical Equipment - 1.91%
Emerson Electric Co.(a)	36,779	1,937,518

Machinery - 2.04%
Illinois Tool Works, Inc.(a)	17,381	2,065,732

Miscellaneous Manufacturing - 3.83%
3M Co.(a)	10,816	1,938,660
General Electric Co.(a)	62,017	1,937,411
		3,876,071

Information Technology - 11.86%
Communications Equipment - 2.05%
Harris Corp.(a)	22,358	2,078,847

IT Services - 1.91%
Automatic Data Processing, Inc.(a)	21,536	1,934,148

Semiconductors & Semiconductor Equipment - 2.02%
Intel Corp.(a)	57,025	2,046,627

Software - 3.97%
Microsoft Corp.(a)	35,433	2,035,980
Paychex, Inc.(a)	32,629	1,979,601
		4,015,581

Technology Hardware, Storage & Peripherals - 1.91%
International Business Machines Corp.(a)	12,186	1,936,112

Materials - 3.92%
Chemicals - 2.01%
Air Products & Chemicals, Inc.(a)	13,053	2,031,308

Containers & Packaging - 1.91%
Kimberly-Clark Corp.(a)	15,125	1,936,907

Telecommunication Services - 3.83%
Diversified Telecommunication Services - 3.83%
AT&T, Inc.(a)	47,426	1,938,775
Verizon Communications, Inc.(a)	37,073	1,940,030
		3,878,805

COMMON STOCKS - 97.01% (continued)	Shares	Value
Utilities - 11.52%
Electric Utilities - 9.60%
Entergy Corp.(a)	24,846	$1,942,957
Eversource Energy(a)	36,002	1,943,028
NextEra Energy, Inc.(a)	16,035	1,939,273
SCANA Corp.(a)	27,541	1,945,772
Southern Co.(a)	37,861	1,943,405
		9,714,435

Gas Utilities - 1.92%
CenterPoint Energy, Inc.(a)	86,504	1,943,745

TOTAL COMMON STOCKS
(Cost $87,481,208)		98,214,844

PURCHASED OPTION CONTRACTS - 2.99%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.06%
S&P 500® Index:
	09/16/2016	$2,300	370	$4,625
	10/21/2016	2,300	380	27,550
	12/16/2016	2,600	25	625
	12/16/2016	2,800	116	1,450
	06/16/2017	2,800	256	11,520
	12/15/2017	2,800	135	24,300
				70,070
Put Option Contracts - 2.93%
S&P 500® Index:
	09/16/2016	2,040	50	8,500
	10/21/2016	2,040	90	103,950
SPDR® S&P 500® ETF Trust:
	06/16/2017	170	260	78,520
	06/16/2017	180	400	166,400
	06/16/2017	185	430	209,410
	06/16/2017	190	1,310	746,700
	12/15/2017	185	1,750	1,435,000
	12/15/2017	195	200	210,700
				2,959,180
TOTAL PURCHASED OPTION CONTRACTS
(Cost $5,647,137)				3,029,250

MONEY MARKET FUNDS - 6.45%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield	6,525,184	$6,525,184

TOTAL MONEY MARKET FUNDS
(Cost $6,525,184)		6,525,184

Total Investments, at Value - 106.45%
(Cost $99,653,529)		107,769,278

Written Option Contracts - (4.89)%		(4,949,805)

Liabilities in Excess of Other Assets - (1.56)%		(1,582,544)

Net Assets - 100.00%		$101,236,929

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $53,314,956, representing 52.66% of net assets.

WRITTEN OPTION CONTRACTS - 4.89%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.48%
S&P 500® Index:
	10/21/2016	$2,190	380	$897,462	$925,300
	06/16/2017	2,100	26	166,880	401,180
	06/16/2017	2,200	230	1,431,816	2,121,750
	12/15/2017	2,250	35	260,360	359,625
	12/15/2017	2,350	120	765,863	723,000
				3,522,381	4,530,855
Put Option Contracts - 0.41%
S&P 500® Index	10/21/2016	2,190	90	437,253	418,950
				437,253	418,950

Total Written Option Contracts				$3,959,634	$4,949,805

See Notes to Quarterly Schedule of Investments.

Stadion Defensive International Fund
Schedule of Investments
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.08%	Shares	Value
iShares® China Large-Cap ETF	10,420	$386,061
iShares® Currency Hedged MSCI Germany ETF	25,620	615,648
iShares® JP Morgan USD Emerging Markets Bond ETF	6,540	766,619
iShares® Latin America 40 ETF	26,810	755,238
iShares® MSCI Canada ETF	29,990	759,047
iShares® MSCI EAFE ETF	32,680	1,906,878
iShares® MSCI Emerging Markets ETF	62,150	2,270,339

TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,313,656)		7,459,830

MONEY MARKET FUNDS - 1.62%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield	123,576	$123,576

TOTAL MONEY MARKET FUNDS
(Cost $123,576)		123,576

Total Investments, at Value - 99.70%
(Cost $7,437,232)		7,583,406

Other Assets in Excess of Liabilities - 0.30%		22,463

Net Assets - 100.00%		$7,605,869

See Notes to Quarterly Schedule of Investments.

Stadion Managed Risk 100 Fund
Schedule of Investments
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.90%	Shares	Value
Fidelity® NASDAQ Composite Index® Tracking Stock ETF	41,050	$8,442,753
Guggenheim S&P 500® Equal Weight ETF	301,150	25,239,382
PowerShares® QQQ Trust, Series 1	202,480	23,576,771
Vanguard® Total Stock Market ETF	226,535	25,303,960

TOTAL EXCHANGE-TRADED FUNDS
(Cost $79,602,380)		82,562,866

MONEY MARKET FUNDS - 1.35%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.280%, 7-day effective yield	1,131,293	$1,131,293

TOTAL MONEY MARKET FUNDS
(Cost $1,131,293)		1,131,293

Total Investments, at Value - 100.25%
(Cost $80,733,673)		83,694,159

Liabilities in Excess of Other Assets - (0.25)%		(212,405)

Net Assets - 100.00%		$83,481,754

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open‐end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series of the Trust, Class I Shares of the Tactical Growth Fund, effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on December 31, 2012, August 10, 2015 and February 14, 2013, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front‐end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open‐end investment companies, including money market funds, are valued at the net asset value reported by such registered open‐end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2016 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$318,814,451	$–	$–	$318,814,451
Money Market Funds	7,012,349	–	–	7,012,349
Total Investments in Securities	$325,826,800	$–	$–	$325,826,800

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$39,834,770	$–	$–	$39,834,770
Money Market Funds	414,733	–	–	414,733
Total Investments in Securities	$40,249,503	$–	$–	$40,249,503

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$37,787,490	$–	$–	$37,787,490
Exchange-Traded Funds	33,069,828	–	–	33,069,828
Open-End Funds	3,806,084	–	–	3,806,084
Purchased Option Contracts	–	6,280,375	–	6,280,375
Money Market Funds	4,224,598	–	–	4,224,598
Total Investments in Securities	$78,888,000	$6,280,375	$–	$85,168,375
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(2,518,075)	$–	$(2,518,075)
Total	$–	$(2,518,075)	$–	$(2,518,075)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$98,214,844	$–	$–	$98,214,844
Purchased Option Contracts	–	3,029,250	–	3,029,250
Money Market Funds	6,525,184	–	–	6,525,184
Total Investments in Securities	$104,740,028	$3,029,250	$–	$107,769,278
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,949,805)	$–	$(4,949,805)
Total	$–	$(4,949,805)	$–	$(4,949,805)

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$7,459,830	$–	$–	$7,459,830
Money Market Funds	123,576	–	–	123,576
Total Investments in Securities	$7,583,406	$–	$–	$7,583,406

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$82,562,866	$–	$–	$82,562,866
Money Market Funds	1,131,293	–	–	1,131,293
Total Investments in Securities	$83,694,159	$–	$–	$83,694,159

*	See Schedule of Investments for Common Stocks determined by sector and industry.

As of August 31, 2016, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of August 31, 2016, the percentage of net assets invested in the Portfolio was 2.07%, 1.03%, 5.08%, 6.45%, 1.62% and 1.35% for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund, Defensive International Fund and Managed Risk 100 Fund, respectively.

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares® Russell 2000® ETF and the SPDR® S&P 500® ETF Trust. The iShares® Russell 2000® ETF was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The SPDR® S&P 500® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Defensive International Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares® MSCI EAFE ETF and the iShares® MSCI Emerging Markets ETF. The iShares® MSCI EAFE ETF was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The iShares® MSCI Emerging Markets ETF was incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Managed Risk 100 Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Guggenheim S&P 500® Equal Weight ETF, the PowerShares® QQQ Trust, Series 1 and the Vanguard® Total Stock Market ETF. The Guggenheim S&P 500® Equal Weight ETF was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Vanguard® Total Stock Market ETF was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These Funds may redeem their investments from the iShares® Russell 2000® ETF, the SPDR® S&P 500® ETF Trust, the iShares® MSCI EAFE ETF, the iShares® MSCI Emerging Markets ETF, the Guggenheim S&P 500® Equal Weight ETF, the PowerShares® QQQ Trust, Series 1 and the Vanguard® Total Stock Market ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of August 31, 2016, the percentage of net assets invested in the iShares® Russell 2000® ETF and the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 25.44% and 25.20%, respectively. As of August 31, 2016, the percentage of net assets invested in the iShares® MSCI EAFE ETF and the iShares® MSCI Emerging Markets ETF by the Defensive International Fund was 25.07% and 29.85%, respectively. As of August 31, 2016, the percentage of net assets invested in the Guggenheim S&P 500® Equal Weight ETF, the PowerShares® QQQ Trust, Series 1 and the Vanguard® Total Stock Market ETF by the Managed Risk 100 Fund was 30.23%, 28.24% and 30.31%, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund and Alternative Income Fund during the period ended August 31, 2016, were as follows:

Trilogy Alternative Return Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	405	$1,448,017
Options written	1,130	3,637,285
Options closed	(1,130)	(3,665,378)
Options outstanding at ending of period	405	$1,419,924

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	650	$3,549,231
Options written	750	2,824,902
Options closed	(575)	(2,255,226)
Options expired	(200)	(819,692)
Options outstanding at ending of period	625	$3,299,215

Alternative Income Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	701	$2,777,854
Options written	1,380	4,371,337
Options closed	(1,290)	(3,626,810)
Options outstanding at ending of period	791	$3,522,381

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	100	$436,846
Options written	370	1,751,139
Options closed	(380)	(1,750,732)
Options outstanding at ending of period	90	$437,253

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

4. TAX BASIS OF INVESTMENTS

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at August 31, 2016 is as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$299,274,773	$38,406,296	$78,352,759	$99,685,283	$7,600,523	$80,733,673
Gross unrealized appreciation	$26,576,218	$1,855,722	$11,181,084	$11,385,797	$38,539	$3,012,624
Gross unrealized depreciation	(24,191)	(12,515)	(4,365,468)	(3,301,802)	(55,656)	(52,138)
Net unrealized appreciation (depreciation)	$26,552,027	$1,843,207	$6,815,616	$8,083,995	$(17,117)	$2,960,486

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund and Defensive International Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	October 28, 2016

By:	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	October 28, 2016